Common Stock - Shares Available for Grant (Details) - USD ($) shares in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld related to net share settlement (shares)			65
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited (in shares)	909	1,046
Stock units granted (in shares)	6,545	20,126
2014 and 2020 Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Available for Grant, beginning balance (in shares)		32,210	10,478
Options forfeited (in shares)			$ 254
Shares authorized (in shares)			40,493
Shares Available for Grant, ending balance (in shares)			32,210
2014 and 2020 Plans | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited (in shares)			1,046
Stock units granted (in shares)			20,126